Long term debt (Long-term debt) (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	May 24, 2024
Disclosure of detailed information about borrowings [line items]
Debt	$ 996,348,000	$ 1,281,290,000
Less current portion	0	(285,707,000)
Long-term debt	996,348,000	995,583,000
2026 [Member]
Disclosure of detailed information about borrowings [line items]
Unsecured debentures	0
2027 [Member]
Disclosure of detailed information about borrowings [line items]
Unsecured debentures	399,302,000
2028 [Member]
Disclosure of detailed information about borrowings [line items]
Unsecured debentures	0
2029 [Member]
Disclosure of detailed information about borrowings [line items]
Unsecured debentures	0
2030 [Member]
Disclosure of detailed information about borrowings [line items]
Unsecured debentures	0
Thereafter [Member]
Disclosure of detailed information about borrowings [line items]
Unsecured debentures	597,046,000
Series F [Member]
Disclosure of detailed information about borrowings [line items]
Unsecured debentures	$ 99,416,000	99,395,000
Stated interest rates on debentures	5.09%
Maturity date of borrowings	November 14, 2042
Series H [Member]
Disclosure of detailed information about borrowings [line items]
Unsecured debentures	$ 399,302,000	398,936,000
Stated interest rates on debentures	2.95%
Maturity date of borrowings	October 21, 2027
Series I [Member]
Disclosure of detailed information about borrowings [line items]
Unsecured debentures	$ 497,630,000	497,252,000	$ 500,000,000
Stated interest rates on debentures	4.94%		4.94%
Maturity date of borrowings	May 24, 2031
Term Loan [Member]
Disclosure of detailed information about borrowings [line items]
Term loan	$ 0	$ 285,707,000